COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loss Contingencies [Line Items]
Capital expenditure	$ 15.4	$ 38.4
Other liability	2.0	2.0
Outstanding letters of credit	2.0	26.4
Surety bonds and other bank issued guarantees	122.8	132.4
Cash margin guarantees	3.6	3.6
Accounts Payable [Member] | Related Party [Member]
Loss Contingencies [Line Items]
Other liability	$ 1.5	$ 11.6